Cover Document	May 29, 2025
Cover [Abstract]
Entity Central Index Key	0000004127
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.25 per share
City Area Code	(949)
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	Skyworks Solutions, Inc.
Entity File Number	001-05560
Entity Tax Identification Number	04-2302115
Entity Address, Address Line One	5260 California Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
Local Phone Number	231-3000
Trading Symbol	SWKS
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Period End Date	May 29, 2025